Investment Strategy - PUTNAM INTERNATIONAL EQUITY FUND /MA/	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies outside the United States that the Investment Manager, as defined below, believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which the Investment Manager places on the company. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The Investment Manager may also consider other factors that the Investment Manager believes will cause the stock price to rise. The fund invests mainly in developed countries but may invest in emerging markets. The fund may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non‑hedging purposes. For example, the Investment Manager typically uses foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the MSCI EAFE Index‑NR. The fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the fund’s name, are included in the fund’s 80% basket.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies outside the United States that the Investment Manager, as defined below, believes have favorable investment potential.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For example, the Investment Manager typically uses foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the MSCI EAFE Index‑NR. The fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the fund’s name, are included in the fund’s 80% basket.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.